Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 19,451	$ 672
Derivative assets $	33,789	7,425
Accrued liabilities $	(89,013)	(71,864)
Current portion of derivative liabilities $	(14,590)	(15,581)
Derivative liabilities (note 13)	8,655	23,289
Accounts Receivable, after Allowance for Credit Loss, Current	50,670	45,505
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	398
Derivative assets $	0
Accrued liabilities $	0
Current portion of derivative liabilities $	0
Derivative liabilities (note 13)	0
Accounts Receivable, after Allowance for Credit Loss, Current	0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	2,962	672
Derivative assets $	0	3,529
Accrued liabilities $	(87)	(342)
Current portion of derivative liabilities $	(14,299)	(2,803)
Derivative liabilities (note 13)	8,655	11,509
Accounts Receivable, after Allowance for Credit Loss, Current	301	0
Derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	19,451	672
Derivative assets $	33,789	7,425
Accrued liabilities $	(87)	(2,586)
Current portion of derivative liabilities $	(14,590)	(15,581)
Derivative liabilities $	(8,655)
Derivative liabilities (note 13)		23,289
Accounts Receivable, after Allowance for Credit Loss, Current	1,467	0
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	16,091	0
Derivative assets $	33,789	3,896
Accrued liabilities $	0	(2,177)
Current portion of derivative liabilities $	(291)	(10,327)
Derivative liabilities (note 13)	0	8,699
Accounts Receivable, after Allowance for Credit Loss, Current	$ 1,166	0
Cash flow hedging | Designated as hedging instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $		0
Derivative assets $		0
Accrued liabilities $		(67)
Current portion of derivative liabilities $		(2,451)
Derivative liabilities (note 13)		3,081
Accounts Receivable, after Allowance for Credit Loss, Current		$ 0